Loan Receivable (Tables)	12 Months Ended
Mar. 31, 2026
Loan Receivable [Abstract]
Schedule of Loan Proceeds	The Loan proceeds were directed to fund this share repurchase.
Loan Terms
Principal amount	$251,110
Maturity date (3 month term)	May 9, 2026
Interest rate (RBC Prime Rate + 1% per annum)	5.45%

Loan Carrying Amount
Loan principal	$251,110
Accrued interest receivable	$1,875
Loan receivable	$252,985